Related Party Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Interest rate		4.20%	4.20%
Long term borrowings			$ 17,792
Trade payable		3,748,438
Payroll costs		1,520,582	2,328,412	$ 2,188,178
Capital injection amount
Loan Agreements [Member]
Related Party Transactions [Line Items]
Interest rate		4.20%
Yun Yuan (HK) Trading Co., Ltd [Member]
Related Party Transactions [Line Items]
Amount due to related parties, non-current	[1],[2]	$ 13,131,510	13,899,703
Repayment of debt		2,875,666
Yun Yuan (HK) Trading Co., Ltd [Member] | Loan Agreements [Member]
Related Party Transactions [Line Items]
Long term borrowings		1,826,718
Related Party [Member]
Related Party Transactions [Line Items]
Amount due to related parties, non-current		43,793,130	32,647,212
Payroll costs		413,262	421,838	425,123
Capital injection amount				$ 2,369,099
Related Party [Member] | Loan Agreements [Member]
Related Party Transactions [Line Items]
Long term borrowings		$ 5,797,911
Annual interest rate		3.00%
Hong Kong Xinyun Trading Ltd [Member]
Related Party Transactions [Line Items]
Amount due to related parties, non-current	[1]	$ 10,941,946	7,180,963
Repayment of debt		5,499,585
Zhejiang Yunmao Technology Co., Ltd [Member]
Related Party Transactions [Line Items]
Amount due to related parties, non-current			1,778,566
Hong Kong Xinyun Logistics Trading Ltd [Member]
Related Party Transactions [Line Items]
Amount due to related parties, non-current	[1]	10,212,011	9,787,981
Repayment of debt		6,258,301
Yun Yuan (HK) Trading Co., Ltd [Member]
Related Party Transactions [Line Items]
Amount due to related parties, non-current		11,304,792
Zhejiang Yunmao Technology Co., Ltd [Member]
Related Party Transactions [Line Items]
Amount due to related parties, non-current	[1]	1,788,032	1,778,565
Xingyun International Company Limited [Member]
Related Party Transactions [Line Items]
Amount due to related parties, non-current	[2]	3,971,193
Xingyun International Company Limited [Member] | Loan Agreements [Member]
Related Party Transactions [Line Items]
Long term borrowings		3,971,193
Hong Kong Xinyun Logistics Trading Ltd [Member]
Related Party Transactions [Line Items]
Guarantees		$ 5,100,000
Hong Kong Xinyun Logistics Trading Ltd [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Amount due to related parties, non-current			$ 9,787,981
Zhejiang Yunmao Technology Co., Ltd [Member] | Loan Agreements [Member]
Related Party Transactions [Line Items]
Interest rate		3.00%

[1]	As of December 31, 2024, borrowings from Yun Yuan (HK) Trading Co., Ltd, Hong Kong Xinyun Logistics Trading Ltd, Ltd, Hong Kong Xinyun Trading Ltd and Zhejiang Yunmao Technology Co., Ltd were US$13,899,703, US$9,787,981, US$7,180,963 and US$1,778,566 subject to an annual interest rate of 4.2%. On December 31, 2025, the Group renewed matured loans from related parties, extending the repayment dates to December 31, 2030, with an annual interest rate of 4.2%, consisting of US$6,258,301 from Hong Kong Xinyun Logistics Trading Ltd, US$5,499,585 from Hong Kong Xinyun Trading Ltd and $2,875,666 from Yun Yuan (HK) Trading Co., Ltd. As of December 31, 2025, borrowings from Yun Yuan (HK) Trading Co., Ltd, Hong Kong Xinyun Trading Ltd, Hong Kong Xinyun Logistics Trading Ltd and Zhejiang Yunmao Technology Co., Ltd were US$11,304,792, US$10,941,946, US$10,212,011 and US$1,788,032 subject to an annual interest rate of 4.2%.
[2]	On December 31, 2025, the Group entered into another loan agreement with related parties, pursuant to which, amounts of US$5,797,911 was converted into long-term borrowings granted by related parties to the Group, with an annual interest rate of 3.0%. As of December 31, 2025, borrowings from Xingyun International Company Limited and Yun Yuan (HK) Trading Co., Ltd were US$3,971,193 and US$1,826,718 subject to an annual interest rate of 3.0%.